Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Schedule of Raw Materials and Consumables Used

The detail of raw materials and consumables used for the years ended December 31, 2017, 2016 and 2015, is as follows:

	For the years ended December 31,
	2017	2016	2015
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(902,434,871)	(891,746,884)	(860,203,181)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,996)
Transportation costs	(155,879,249)	(195,123,118)	(182,453,155)
Other raw materials and consumables	(182,102,035)	(115,400,740)	(111,826,227)
Total	(1,521,155,517)	(1,497,419,580)	(1,481,985,559)